OPTIONS AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 7 – OPTIONS AND WARRANTS

On October 19, 2012, the Company’s Board of Directors approved the 2012 Equity Incentive Plan (“the “2012 Plan) and terminated the Long-Term Incentive Plan (the “2011 Plan”). The Plan provides for the issuance of options to purchase up to 8,806,123,( as amended)  shares of the Company’s common stock to officers, directors, employees and consultants of the Company (as amended). Under the terms of the Plan the Company may issue Incentive Stock Options as defined by the Internal Revenue Code to employees of the Company only and nonstatutory options. The Board of Directors of the Company determines the exercise price, vesting and expiration period of the grants under the Plan. However, the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder. The fair value of the common stock is determined based on quoted market price or in absence of such quoted market price, by the Board of Directors in good faith.

Additionally, the vesting period of the grants under the Plan will be determined by the Committee, in its sole discretion, and expiration period not more than ten years. The Company reserved 1,250,000 shares of its common stock for future issuance under the terms of the Plan.

During the three months ended March 31, 2015, the Company granted an aggregate of 200,000 options and 370,000 stock grants to officers, directors and key consultants.

The following table presents information related to stock options at March 31, 2015:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$1.01-2.00	834,642	4.5	541,642
2.01-2.50	5,370,548	6.7	3,588,598
	6,205,190	6.4	4,130,240

A summary of the stock option activity and related information for the 2012 Plan for the three months ended March 31, 2015 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2015	5,990,190	$2.25	6.7	3,267,692
Grants	215,000	2.47	7.0	-
Exercised
Canceled
Outstanding at March 31, 2015	6,205,190	$2.26	6.4	$1,098,888
Exercisable at March 31, 2015	4,130,240	$2.25	5.9	$797,753

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s estimated market stock price of $2.40 as of March 31, 2015, which would have been received by the option holders had those option holders exercised their options as of that date.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities until sufficient data exists to estimate the volatility using the Company’s own historical stock prices. Management determined this assumption to be a more accurate indicator of value. The Company accounts for the expected life of options based on the contractual life of options for non-employees. For employees, the Company accounts for the expected life of options in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.  The fair value of stock-based payment awards during the three months ended March 31, 2015 was estimated using the Black-Scholes pricing model.

In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. In estimating the Company’s forfeiture rate, the Company analyzed its historical forfeiture rate, the remaining lives of unvested options, and the number of vested options as a percentage of total options outstanding.

If the Company’s actual forfeiture rate is materially different from its estimate, or if the Company reevaluates the forfeiture rate in the future, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period.

The Company estimated forfeitures related to option grants at a weighted average annual rate of  0% per year, as the Company does not yet have adequate historical data, for options granted during the three months ended March 31, 2015.

During the months ended March 31, 2015, the Company granted an aggregate of 215,000 options to purchase the Company stock in connection with the services rendered at the exercise prices from $2.00 to $2.50 per share for a term of seven years with 15,000 vesting immediately and 200,000 over two years at 50% for the first and second anniversary.

The fair value of the granted options for three months ended March 31, 2015 was determined using the Black Scholes option pricing model with the following assumptions:

Dividend yield:	-0-%
Volatility	129.54% to 130.30%
Risk free rate:	1.19% to 1.79%
Expected life:	7 years
Estimated fair value of the Company’s common stock	$1.99 to $2.24
Estimated forfeiture rate	0%

The fair value of all options vesting during the three months ended March 31, 2015 and 2014 of $798,789 and $343,837, respectively, was charged to current period operations.  Unrecognized compensation expense of $1,970,428 at March 31, 2015 will be expensed in future periods.

Warrants

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company, all of which were exercisable, at December 31, 2014:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.001	383,320	January 2020
$1.50	3,721,518	February 2018 to September 2018
$1.84	35,076	January 2020
$2.02	30,755	January 2020
$2.50	1,603,600	July 2015
$2.75	228,720	August 2019 to September 2019
$3.67	218,275	December 2018 to January 2019
$3.75	1,340,556	April 2019 to March 2020
	7,561,820

On January 23, 2015, the Company issued an aggregate of 428,400 and 321,300 warrants to purchase the Company’s common stock at $2.50 and $3.75 per share, respectively, expiring on July 31, 2015 and March 31, 2020, respectively, in connection with the sale of the Company’s common stock.

On February 10, 2015, the Company issued an aggregate of 337,000 and 252,750 warrants to purchase the Company’s common stock at $2.50 and $3.75 per share, respectively, expiring on July 31, 2015 and March 31, 2020, respectively, in connection with the sale of the Company’s common stock.

On February 27, 2015, the Company issued an aggregate of 223,000 and 167,250 warrants to purchase the Company’s common stock at $2.50 and $3.75 per share, respectively, expiring on July 31, 2015 and March 31, 2020, respectively, in connection with the sale of the Company’s common stock.

On March 31, 2015, the Company issued an aggregate of 410,360 and 307,770 warrants to purchase the Company’s common stock at $2.50 and $3.75 per share, respectively, expiring on July 31, 2015 and March 31, 2020, respectively, in connection with the sale of the Company’s common stock.

A summary of the warrant activity for the three months ended March 31, 2015 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2015	5,113,990	$1.71	3.6	6,041,436
Grants	2,447,830	3.04	2.4	-
Exercised
Canceled
Outstanding at March 31, 2015	7,561,820	$2.14	3.0	$4,300,280

Vested and expected to vest at March 31, 2015	7,561,820	$2.14	3.0	$4,300,280
Exercisable at March 31, 2015	7,561,820	$2.14	3.0	$4,300,280

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s estimated market stock price of $2.40 as of March 31, 2015, which would have been received by the option holders had those option holders exercised their options as of that date.

NOTE 11 – OPTIONS AND WARRANTS
There is not a viable market for the Company’s common stock to determine its fair value, therefore management is required to estimate the fair value to be utilized in the determining stock based compensation costs.  In estimating the fair value, management considers recent sales of its common stock to independent qualified investors, placement agents’ assessments of the underlying common shares relating to our sale of preferred stock and validation by independent fair value experts. Considerable management judgment is necessary to estimate the fair value.  Accordingly, actual results could vary significantly from management’s estimates

On October 19, 2012, the Company’s Board of Directors approved the 2012 Equity Incentive Plan (“the “2012 Plan) and terminated the Long-Term Incentive Plan (the “2011 Plan”). The Plan provides for the issuance of options to purchase up to 8,806,123,( as amended)  shares of the Company’s common stock to officers, directors, employees and consultants of the Company (as amended). Under the terms of the Plan the Company may issue Incentive Stock Options as defined by the Internal Revenue Code to employees of the Company only and nonstatutory options. The Board of Directors of the Company determines the exercise price, vesting and expiration period of the grants under the Plan. However, the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder. The fair value of the common stock is determined based on quoted market price or in absence of such quoted market price, by the Board of Directors in good faith.

Additionally, the vesting period of the grants under the Plan will be determined by the Committee, in its sole discretion, and expiration period not more than ten years. The Company reserved 1,250,000 shares of its common stock for future issuance under the terms of the Plan.

During the year ended December 31, 2014, the Company granted an aggregate of 3,478,498 options and 654,000 stock grants (net of shares exchanged) to officers, directors and key consultants.

A summary of the stock option activity and related information for the 2012 Plan for the year ended December 31, 2014 and 2013 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2013	1,298,927	$2.04	6.85	-
Grants	1,692,050	2.09	7.00	-
Exercised
Canceled
Outstanding at December 31, 2013	2,990,977	$2.05	6.02	$-
Grants	3,478,498	$2.39	8.10	$-
Exercised	-
Canceled	(479,285)	(2.00)
Outstanding at December 31,2014	5,990,190	$2.25	6.65	$3,267,692

Vested and expected to vest at December 31, 2014	5,990,190	$2.25	6.65	$3,267,692
Exercisable at December 31, 2014	3,799,559	$2.24	5.91	$2,111,368

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s estimated market stock price of $2.80 as of December 31, 2014, which would have been received by the option holders had those option holders exercised their options as of that date.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities until sufficient data exists to estimate the volatility using the Company’s own historical stock prices. Management determined this assumption to be a more accurate indicator of value. The Company accounts for the expected life of options based on the contractual life of options for non-employees. For employees, the Company accounts for the expected life of options in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.  The fair value of stock-based payment awards during the years ended December 31, 2014 and 2014 was estimated using the Black-Scholes pricing model.

In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. In estimating the Company’s forfeiture rate, the Company analyzed its historical forfeiture rate, the remaining lives of unvested options, and the number of vested options as a percentage of total options outstanding.

If the Company’s actual forfeiture rate is materially different from its estimate, or if the Company reevaluates the forfeiture rate in the future, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period.

The Company estimated forfeitures related to option grants at a weighted average annual rate of  0% per year, as the Company does not yet have adequate historical data, for options granted during the years ended December 31, 2014 and 2013.

During the year ended December 31, 2013, the Company granted an aggregate of 1,692,050 options to purchase the Company stock in connection with the services rendered at the exercise price of $2.09 per share for a term of seven to ten years with 1,095,000 vesting immediately, 145,833 vesting over three months, 30,000 vesting over nine months, 283,300 options vesting at ratably over one year and 137,917 vesting over two years.

The fair value of the granted options for year ended December 31, 2013 was determined using the Black Scholes option pricing model with the following assumptions:

Dividend yield:	-0-%
Volatility	110.70% to 115.03%
Risk free rate:	1.07% to 3.04%
Expected life:	7 to 10 years
Estimated fair value of the Company’s common stock	$2.09

The following assumptions were used in determining the fair value of options during the year ended December 31, 2014:

Dividend yield:	-0-%
Volatility	119.43% to 129.88%
Risk free rate:	0.48% to 2.53%
Expected life:	7 to 10 years
Estimated fair value of the Company’s common stock	$2.21 to $2.50

In July 2014, the Company awarded 1,265,769 of stock options to Company’s Chief Executive Officer.  The stock options have exercise price of $2.21 per share, with 45,206 options vesting immediately and 497,267 options vesting quarterly over a two year period with the remainder contingent on performance, and have an approximate fair value of $2,383,443 using the Black Scholes model.

In September 2014, the Company awarded an aggregate of 880,000 of stock options to certain employees and key consultants.  The stock options have exercise price of $2.50 per share, with 605,000 vested immediately, 125,000 in one year and 150,000 over a two year period, and have an approximate fair value of $1,753,616 using the Black Scholes model.

In September 2014, the Company canceled an aggregate of 479,285 previously issued, unvested (contingent) options issued in July 2012 at an exercise price of $2.00 per share to a board member in exchange for issuance of 479,285 options at an exercise price of $2.50, vesting quarterly over two years and expiring 7 years from the date of issuance.  The greater of the approximate fair value of the options exchanged of $981,798 was determined using the Black Scholes option model.

In October 2014, the Company awarded an aggregate of 853,444 stock options to certain employees and a key consultant.  The stock options have an exercise price of $2.50 per share with 841,777 vested immediately and a remainder of 11,667 based on future performance conditions, and have an approximate fair value of $1,339,151.

In October 2014, one of the Company’s board of directors exchanged 125,000 common shares issued in September 2014 for services and debt repayment for 163,444 stock options.  The stock options have an exercise price of $2.50, vesting immediately.  The approximate fair value of the exchange was determined to be the same.

The following table presents information related to stock options at December 31, 2014:

Options Outstanding		Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$1.01-2.00	819,642	4.7	526,642
2.01-2.50	5,170,548	7.0	3,272,917
	5,990,190	6.7	3,799,559

The fair value of all options vesting during the year ended December 31, 2014 and 2013 of $4,193,425 and $3,247,187, respectively, was charged to current period operations.  Unrecognized compensation expense of $3,778,589 and $862,066 at December 31, 2014 and 2013, respectively, will be expensed in future periods.

Warrants

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company, all of which were exercisable, at December 31, 2014:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.001	383,320	January 2020
$1.50	3,721,518	February 2018 to September 2018
$1.84	35,076	January 2020
$2.02	30,755	January 2020
$2.50	204,840	July 2015
$2.75	228,720	August 2019 to September 2019
$3.67	218,275	December 2018 to January 2019
$3.75	291,486	April 2019 to March 2020
	5,113,990

On January 13, 2013, the Company issued  an aggregate of 65,831 warrants to purchase the Company stock in connection with the placement services at the exercise prices of $1.84 (35,076 warrants) and $2.02 (30,775 warrants) per share for a term of five years exercisable immediately.

The fair value of the issued warrants were determined using the Black Scholes option pricing model with the following assumptions:
Dividend yield:	-0-%
Volatility	123.30%
Risk free rate:	0.72%
Expected life:	5 years
Estimated fair value of the Company’s common stock	$2.09

The fair value of $115,854 was charged to operations ratably as financing costs through December 31, 2014.

During the year ended December 31, 2013, the Company issued an aggregate of 1,516,386 warrants to purchase the Company stock in connection with the sale of the Series C 9% Convertible Preferred Stock at the exercise price of $2.61 per share for a term of five years exercisable immediately.

During the months of July and September, 2013, the Company issued an aggregate of 622,414 warrants to purchase the Company’s stock to holders of Series C preferred stock as an inducement to amend and waive certain defined provisions of the Series C preferred stock.

The fair value of the issued warrants were determined using the Black Scholes option pricing model with the following assumptions:

Dividend yield:	-0-%
Volatility	125.33%
Risk free rate:	1.40%
Expected life:	5 years
Estimated fair value of the Company’s common stock	$2.09

During the year ended December 31, 2013, the fair value of $1,074,833 was charged to current period operations

On December 31, 2013, the Company issued an aggregate of 129,307 warrants to purchase the Company’s common stock at $3.67 per share for five years in connection with the sale of the Company’s common stock.

On January 31, 2014, the Company issued an aggregate of 64,626 warrants to purchase the Company’s common stock at $3.67 per share for five years in connection with the sale of the Company’s common stock.

In February 2014, as described in the terms of the warrants issued in connection with the sale of the Series C preferred stock, the Company reset 2,138,800 previously issued warrants from a exercise price of $2.61 per share to $1.50.  In addition, the Company was required to increase the number of issued warrants to an aggregate total of 3,721,518 warrants.

In April 2014, the Company issued an aggregate of 137,856 warrants to purchase the Company’s common stock at $3.75 per share for five years in connection with the sale of the Company’s common stock.

In August 2014, the Company issued an aggregate of 135,120 warrants to purchase the Company’s common stock at $2.75 per share for five years in connection with the sale of the Company’s common stock.

In September 2014, the Company issued an aggregate of 93,600 warrants to purchase the Company’s common stock at $2.75 per share for five years in connection with the sale of the Company’s common stock.

In December 2014, the Company issued an aggregate of 358,470 warrants to purchase the Company’s common stock in connection with the sale of the Company’s common stock. Of the aggregate issued, 204,840 warrants are exercisable at $2.50 expiring six months from the date of issuance and 153,630 warrants exercisable at $3.75 per share expiring March 31, 2020.

A summary of the warrant activity for the years ended December 31, 2014 and 2013 is as follows:
			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2013	-	$-	-	-
Grants	2,717,258	2.28	7.00	-
Exercised
Canceled
Outstanding at December 31, 2013	2,717,258	$2.28	6.02	$-
Grants	2,396,732	$4.64	2.05	$-
Exercised	-
Canceled	-	-
Outstanding at December 31,2014	5,113,990	$1.71	3.6	$6,041,436

Vested and expected to vest at December 31, 2014	5,113,990	$1.71	3.6	$6,041,436
Exercisable at December 31, 2014	5,113,990	$1.71	3.6	$6,041,436

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s estimated market stock price of $2.80 as of December 31, 2014, which would have been received by the option holders had those option holders exercised their options as of that date.